FINANCIAL ASSETS (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 25, 2017	Dec. 31, 2017	Dec. 31, 2016
Current
Marketable securities		$ 207	$ 335
Restricted cash		68	71
Derivative contracts		75	23
Loans and notes receivable		11	4
Total current		361	433
Non-current
Marketable securities		1	0
Restricted cash		11	0
Derivative contracts		7	9
Loans and notes receivable		150	6
Other financial assets (2)		254	91
Total non-current		423	106
Gains on disposals of marketable securities		$ 49	$ 57
Loans and notes receivable | Teekay Offshore
Disclosure of financial assets [line items]
Promissory note receivable, interest rate	10.00%
Payments to acquire interests in joint ventures	$ 69
Financial assets, at fair value	88
Gains (losses) on financial assets at fair value through profit or loss	$ 19